Restructuring - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 18,089,000	$ 0	$ 18,089,000	$ 0
Impairment of right-of-use assets			5,411,000	0
Other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, current	12,700,000		12,700,000
Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, noncurrent	4,600,000		4,600,000
Resource rationalization, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charge	18,089,000	$ 0	18,089,000	$ 0
Impairment of right-of-use assets	5,400,000
Resource rationalization, 2020 | Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charge	11,391,000		11,391,000
Resource rationalization, 2020 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charge	6,698,000		6,698,000
Resource rationalization, 2020 | Other restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 1,300,000
Resource rationalizations 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charge			$ 0		$ 12,490,000
Resource rationalizations 2018 | Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charge					9,684,000
Resource rationalizations 2018 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charge					$ 2,806,000